Annual Fund Operating Expenses - First Eagle High Yield Municipal Completion Fund - First Eagle High Yield Municipal Completion Fund	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Remainder of Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.35%	[2]
Expenses (as a percentage of Assets)	0.35%

[1]	The Fund does not pay management fees to First Eagle Investment Management, LLC (the “Adviser”) under the Investment Advisory Contract between First Eagle Completion Fund Trust (the “Trust”) and the Adviser with respect to the Fund (the “Advisory Agreement”). However, you will generally incur the management fees for the amount invested in the Fund through the separately managed account associated with such investment. You should read carefully the separately managed account brochure provided to you by First Eagle Separate Account Management, LLC or your investment adviser. The brochure is required to include information about the fees charged to you by First Eagle Separate Account Management, LLC and the fees paid by the sponsor to the Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the Fund.
[2]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.